Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 174,212	$ 416,333	$ 251,475
Account receivable net of allowance for doubtful accounts $113,339; $449,524; and $118,356, respectively	1,261,230	523,039	1,397,414
Inventories	2,371,318	1,819,751	2,501,110
Prepaid expenses and other current assets	562,061	145,313	43,282
Total current assets	4,368,821	2,904,436	4,193,281
Property and equipment, net	3,409,867	3,342,447	3,262,133
Deferred financing costs, net	46,498	25,319	35,363
Goodwill	1,026,984	1,026,984
Intangibles, net	219,172	247,450
Investment in unconsolidated subsidiary			42,677
Total non-current assets	4,702,521	4,642,200	3,340,173
Total Assets	9,071,342	7,546,636	7,533,454
Current liabilities:
Note payable - bank			2,502,863
Accounts payable	1,607,652	1,616,673	963,853
Accrued expenses and other current liabilities	1,082,105	1,181,852	132,889
Accrued interest	108,928	83,548
Notes payable - shareholder	1,099,715	1,099,715	1,102,926
Convertible note payable	1,258,333	2,050,000
Deferred income tax	102,022	102,022	98,750
Derivative instruments	4,572,341	883,619
Current portion of long term debt	217,755	260,741	277,299
Total current liabilities	10,048,851	7,278,170	5,078,580
Long Term Debt	2,954,013	3,037,591	3,044,074
Shareholders' deficiency
Common stock, $.001 par value, 100,000,000 shares authorized, 61,972,969; 55,181,165; and 44,749,999 shares issued and outstanding at Jun 30, 2012; December 31, 2011; and December 31, 2010, respectively	61,973	55,181	44,750
Additional paid-in capital	6,530,456	3,339,171	72,217
Accumulated deficit	(10,523,951)	(6,163,477)	(706,167)
Total shareholders' deficiency	(3,931,522)	(2,769,125)	(589,200)
Total liabilities and shareholders' deficiency	$ 9,071,342	$ 7,546,636	$ 7,533,454